Supplementary Information - Condensed Consolidating Financial Information - Condensed Consolidating Balance Sheets (Detail) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
ASSETS
Cash and cash equivalents	$ 1	$ 3	$ 27	$ 31	$ 31
Accounts receivable, net	792	544
Inventories	72	51
Other	129	206
Total current assets	994	804
Property, plant and equipment, net	9,069	9,428
Goodwill and intangible assets, net	373	391
Advances receivable - consolidated subsidiaries	0	0
Investments in consolidated subsidiaries	0	0
Investments in unconsolidated affiliates	2,969	2,992
Other long-term assets	206	270
Total assets	13,611	13,885
LIABILITIES AND EQUITY
Accounts payable and other current liabilities	1,123	899
Current maturities of long-term debt	500	0
Advances payable - consolidated subsidiaries	0	0
Long-term debt	4,907	5,669
Other long-term liabilities	228	225
Total liabilities	6,758	6,793
Commitments and contingent liabilities
Equity:
Net equity	6,829	7,067
Accumulated other comprehensive loss	(8)	(8)
Total partners’ equity	6,821	7,059
Non-controlling interests	32	33
Total equity	6,853	7,092	5,215	4,385
Total liabilities and equity	13,611	13,885
Reportable Legal Entities | Parent Guarantor
ASSETS
Cash and cash equivalents	0	0	0	0
Accounts receivable, net	0	0
Inventories	0	0
Other	0	0
Total current assets	0	0
Property, plant and equipment, net	0	0
Goodwill and intangible assets, net	0	0
Advances receivable - consolidated subsidiaries	2,953	3,436
Investments in consolidated subsidiaries	3,868	3,623
Investments in unconsolidated affiliates	0	0
Other long-term assets	0	0
Total assets	6,821	7,059
LIABILITIES AND EQUITY
Accounts payable and other current liabilities	0	0
Current maturities of long-term debt	0
Advances payable - consolidated subsidiaries	0
Long-term debt	0	0
Other long-term liabilities	0	0
Total liabilities	0	0
Commitments and contingent liabilities
Equity:
Net equity	6,821	7,059
Accumulated other comprehensive loss	0	0
Total partners’ equity	6,821	7,059
Non-controlling interests	0	0
Total equity	6,821	7,059
Total liabilities and equity	6,821	7,059
Reportable Legal Entities | Subsidiary Issuer
ASSETS
Cash and cash equivalents	0	0	24	17
Accounts receivable, net	0	0
Inventories	0	0
Other	0	0
Total current assets	0	0
Property, plant and equipment, net	0	0
Goodwill and intangible assets, net	0	0
Advances receivable - consolidated subsidiaries	2,760	3,353
Investments in consolidated subsidiaries	6,587	6,011
Investments in unconsolidated affiliates	0	0
Other long-term assets	0	0
Total assets	9,347	9,364
LIABILITIES AND EQUITY
Accounts payable and other current liabilities	72	72
Current maturities of long-term debt	500
Advances payable - consolidated subsidiaries	0	0
Long-term debt	4,907	5,669
Other long-term liabilities	0	0
Total liabilities	5,479	5,741
Commitments and contingent liabilities
Equity:
Net equity	3,871	3,626
Accumulated other comprehensive loss	(3)	(3)
Total partners’ equity	3,868	3,623
Non-controlling interests	0	0
Total equity	3,868	3,623
Total liabilities and equity	9,347	9,364
Reportable Legal Entities | Non-Guarantor Subsidiaries
ASSETS
Cash and cash equivalents	1	3	3	14
Accounts receivable, net	792	544
Inventories	72	51
Other	129	206
Total current assets	994	804
Property, plant and equipment, net	9,069	9,428
Goodwill and intangible assets, net	373	391
Advances receivable - consolidated subsidiaries	0	0
Investments in consolidated subsidiaries	0	0
Investments in unconsolidated affiliates	2,969	2,992
Other long-term assets	206	270
Total assets	13,611	13,885
LIABILITIES AND EQUITY
Accounts payable and other current liabilities	1,051	827
Current maturities of long-term debt	0
Advances payable - consolidated subsidiaries	5,713	6,789
Long-term debt	0	0
Other long-term liabilities	228	225
Total liabilities	6,992	7,841
Commitments and contingent liabilities
Equity:
Net equity	6,592	6,016
Accumulated other comprehensive loss	(5)	(5)
Total partners’ equity	6,587	6,011
Non-controlling interests	32	33
Total equity	6,619	6,044
Total liabilities and equity	13,611	13,885
Consolidating Adjustments
ASSETS
Cash and cash equivalents	0	0	$ 0	$ 0
Accounts receivable, net	0	0
Inventories	0	0
Other	0	0
Total current assets	0	0
Property, plant and equipment, net	0	0
Goodwill and intangible assets, net	0	0
Advances receivable - consolidated subsidiaries	(5,713)	(6,789)
Investments in consolidated subsidiaries	(10,455)	(9,634)
Investments in unconsolidated affiliates	0	0
Other long-term assets	0	0
Total assets	(16,168)	(16,423)
LIABILITIES AND EQUITY
Accounts payable and other current liabilities	0	0
Current maturities of long-term debt	0
Advances payable - consolidated subsidiaries	(5,713)	(6,789)
Long-term debt	0	0
Other long-term liabilities	0	0
Total liabilities	(5,713)	(6,789)
Commitments and contingent liabilities
Equity:
Net equity	(10,455)	(9,634)
Accumulated other comprehensive loss	0	0
Total partners’ equity	(10,455)	(9,634)
Non-controlling interests	0	0
Total equity	(10,455)	(9,634)
Total liabilities and equity	$ (16,168)	$ (16,423)